PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and equipment
Balance as at beginning of year	$ 69,096
Additions	18,279	$ 9,731
Balance as at ending of year	77,666	69,096
Net book value	77,666	69,096
COST
Property and equipment
Balance as at beginning of year	80,793	71,086
Additions	18,279	9,731
Transfer of Right-of-use assets	230
Write-Off/Disposals	1,418	24
Balance as at ending of year	97,884	80,793
ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(11,697)	(4,163)
Depreciation	8,611	7,553
Transfer of Right-of-use assets	230
Write-Off/Disposals	(320)	(19)
Balance as at ending of year	(20,218)	(11,697)
Land
Property and equipment
Net book value	2,455	2,455
Land | COST
Property and equipment
Balance as at beginning of year	2,455	2,455
Balance as at ending of year	2,455	2,455
Buildings
Property and equipment
Net book value	1,384	2,659
Buildings | COST
Property and equipment
Balance as at beginning of year	3,438	3,267
Additions		171
Write-Off/Disposals	1,410
Balance as at ending of year	2,028	3,438
Buildings | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(779)	(551)
Depreciation	177	228
Write-Off/Disposals	(312)
Balance as at ending of year	(644)	(779)
Equipment
Property and equipment
Net book value	8,450	14,627
Equipment | COST
Property and equipment
Balance as at beginning of year	25,350	9,813
Additions	43	398
Transfers	2,154	15,139
Balance as at ending of year	27,547	25,350
Equipment | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(10,723)	(3,478)
Depreciation	8,374	7,245
Balance as at ending of year	(19,097)	(10,723)
Furniture and other IT equipment
Property and equipment
Net book value	65	101
Furniture and other IT equipment | COST
Property and equipment
Balance as at beginning of year	235	259
Write-Off/Disposals		24
Balance as at ending of year	235	235
Furniture and other IT equipment | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(134)	(97)
Depreciation	36	56
Write-Off/Disposals		(19)
Balance as at ending of year	(170)	(134)
Rolling Stock
Property and equipment
Net book value	43	67
Rolling Stock | COST
Property and equipment
Balance as at beginning of year	128	128
Transfer of Right-of-use assets	230
Write-Off/Disposals	8
Balance as at ending of year	350	128
Rolling Stock | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(61)	(37)
Depreciation	24	24
Transfer of Right-of-use assets	230
Write-Off/Disposals	(8)
Balance as at ending of year	(307)	(61)
Mine under construction
Property and equipment
Net book value	62,479	48,477
Mine under construction | COST
Property and equipment
Balance as at beginning of year	48,477	40,573
Additions	14,002	7,904
Balance as at ending of year	62,479	48,477
Battery Material Demonstration Plant under construction
Property and equipment
Net book value	1,615	710
Battery Material Demonstration Plant under construction | COST
Property and equipment
Balance as at beginning of year	710	14,591
Additions	3,059	1,258
Transfers	(2,154)	(15,139)
Balance as at ending of year	1,615	$ 710
Becancour Battery Material Plant under construction
Property and equipment
Net book value	1,175
Becancour Battery Material Plant under construction | COST
Property and equipment
Additions	1,175
Balance as at ending of year	$ 1,175